Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating costs:
General and administrative expenses	2,144,832	736,059	3,830,303	2,940,469	2,992,125	770,115
Related party travel costs		357,350	453,550	1,293,050	1,704,350	697,600
Research and development expenses	1,015,252	714,968	1,185,839	1,466,708	2,351,465	684,447
Total operating costs	3,160,084	1,808,377	5,469,692	5,700,227	7,047,940	2,152,162
Interest expense, net	(427,732)	(2,307)	(725,273)	(8,484)	(10,250)	(24,374)
Net loss attributable to common stockholders	$ (3,587,816)	$ (1,810,684)	$ (6,194,965)	$ (5,708,711)	$ (7,058,190)	$ (2,176,536)
Basic loss per share	$ (0.26)	$ (0.14)	$ (0.45)	$ (0.43)
Diluted loss per share	$ (0.26)	$ (0.14)	$ (0.45)	$ (0.43)
Weighted average common stock shares outstanding - basic	13,639,197	13,168,556	13,639,197	13,166,200
Weighted average common stock shares outstanding - diluted	13,639,197	13,168,556	13,639,197	13,166,200